Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
	December 31,	December 31,
	2024	2023

Current	$—	$6,081
The provision for income taxes	$—	$6,081

Schedule of effective tax rate
	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2024	2023	2022
China statutory income tax rate	25.0%	25.0%	25.0%
Preferential tax rate reduction	(10.0)%	(10.0)%	(10.0)%
Permanent difference	(15.2)%	(15.2)%	(15.2)%
Effective tax rate	(0.2)%	(0.2)%	(0.2)%

Schedule of taxes payable
	December 31,	December 31,
	2024	2023

VAT taxes payable	$435,132	$441,704
Income taxes payable	180,315	183,171
Other taxes payable	178,045	180,702
Totals	$793,492	$805,577